Derivative instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Classification and Fair Values of Derivative Instruments
The following table summarizes the classification and fair values of derivative instruments:

	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Reported under	(U.S. $ in millions)		(U.S. $ in millions)
Asset derivatives:
Other current assets:
Option and forward contracts	$—	$—	$86	$71
Liability derivatives:
Other current liabilities:
Option and forward contracts	$—	$—	$(38)	$(24)
Other non-current liabilities:
Cross-currency interest rate swap-cash flow hedge (1)	(19)	—	—	—

Summary of Pre-tax (Gains) Losses From Derivatives Designated in Cash Flow Hedging Relationships
The table below provides information regarding the location and amount of pre-tax
(gains) losses from derivatives designated in fair value or cash flow hedging relationships:

Reported under	Financial expenses, net			Other comprehensive income (loss)
	Year ended December 31,			Year ended December 31,
	2025	2024	2023	2025	2024	2023
	(U.S. $ in millions)
Line items in which effects of hedges are recorded	$934	$981	$1,057	$784	$(508)	$91
Cross-currency swaps-cash flow hedge (1)	11	(8)	(11)	(3)	1	1

Summary of Pre-tax (Gains) Losses From Derivatives Not Designated in as Hedging Instruments

The table below provides information regarding the location and amount of pre-tax
(gains) losses from derivatives not designated as hedging instruments:

Reported under	Financial expenses, net			Net revenues
	Year ended December 31,			Year ended December 31,
	2025	2024	2023	2025	2024	2023
	(U.S. $ in millions)
Line items in which effects of hedges are recorded	$934	$981	$1,057	$(17,258)	$(16,544)	$(15,846)
Option and forward contracts (2)	(24)	(109)	(54)	—	—	—
Option and forward contracts economic hedge (3)	—	—	—	65	(34)	2

(1)
On May 2025, Teva entered into a $500 million notional amount of fixed to fixed cross-currency interest rate swaps relating to its 5.75% senior notes due 2030 to hedge the foreign currency exchange risk of future principal and interest payments associated with the USD denominated notes. The cross-currency swaps synthetically convert part of the USD debt into CHF, aligning debt servicing costs with Teva’s inflows and reducing economic volatility. These swaps have been designated as cash flow hedges and the gain or loss on these swaps will be reported as a component of other comprehensive income and reclassified into earnings in each period during which the swaps affect earnings in the same line item associated with the USD denominated bonds.

(2)
Teva uses foreign exchange contracts (mainly option and forward contracts) to hedge balance sheet items from currency exposure. These foreign exchange contracts are not designated as hedging instruments for accounting purposes. In connection with these foreign exchange contracts, Teva recognizes gains or losses that offset the revaluation of the balance sheet items also recorded under financial expenses, net.

(3)
Teva entered into option and forward contracts designed to limit the exposure of foreign exchange fluctuations on projected revenues and expenses recorded in euro, Swiss franc, British pound, Russian ruble, Canadian dollar, Polish złoty, new Israeli shekel, Indian rupee and some other currencies to protect its projected operating results for 2025 and 2026. These derivative instruments do not meet the criteria for hedge accounting, however, they are accounted for as an economic hedge. These derivative instruments, which may include hedging transactions of future projected revenues and expenses, are recognized on the balance sheet at their fair value on a quarterly basis, while the foreign exchange impact on the underlying revenues and expenses may occur in subsequent quarters. Changes in the fair value of the derivative instruments are recognized in the same line item in the statements of income as the underlying exposure being hedged. Cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

Summary of Sold Receivables Outstanding Balance Net of DPP Asset under Outstanding Securitization Program
The following table summarizes the change in the sold receivables outstanding balance, net of DPP, under the outstanding securitization program:

	As of and for the year ended December 31,
	2025	2024
	(U.S. $ in millions)
Sold receivables at the beginning of the year	$626	$686
Proceeds from sale of receivables	4,505	4,737
Cash collections (remitted to the owner of the receivables)	(4,513)	(4,768)
Effect of currency exchange rate changes	59	(29)

Sold receivables at the end of the year	$677	$626

Schedule of Change in Outstanding Accounts Payable
The following table summarizes the change in the outstanding accounts payables under the program:

	As of and for the year ended December 31,
	2025	2024
	(U.S. $ in millions)
Confirmed obligations outstanding at the beginning of the year	$158	108
Invoices confirmed during the year	786	533
Confirmed invoices paid during the year	(719)	(483)
Confirmed obligations outstanding at the end of the year	$225	158